Share-Based Payments - Summary of Movements in Executive Share Plan Awards (Detail) shares in Millions, Instrument in Millions	12 Months Ended
Mar. 31, 2019 Instrument shares
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
At 31 March 2018	72
Awards granted	44
Awards vested	(8)
Awards lapsed	(20)
Dividend shares reinvested | shares	5
At 31 March 2019	93
Incentive Share Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
At 31 March 2018	54
Awards granted	33
Awards lapsed	(18)
Dividend shares reinvested | shares	5
At 31 March 2019	74
Deferred Bonus Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
At 31 March 2018	6
Awards granted	4
Awards vested	(1)
Awards lapsed	(1)
At 31 March 2019	8
Retention Share Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
At 31 March 2018	12
Awards granted	7
Awards vested	(7)
Awards lapsed	(1)
At 31 March 2019	11